OPERATING INCOME (Details 6) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of operating income and operating expense [Line Items]
Equity method		$ 187,814	$ 253,602		$ 60,254
Total dividends received, and share of profits of equity method investees		341,795	266,170	[1]	176,692	[2]
Profits of equity method investees [Member]
Disclosure of operating income and operating expense [Line Items]
Dividends	[3]	67,582	32,248		39,785
Equity investments	[4]	86,399	(19,680)		77,799
Equity method	[5]	187,814	253,602		60,254
Gains (Losses) on sale of Discontinued Operations		0	0		(1,146)
Total dividends received, and share of profits of equity method investees		$ 341,795	$ 266,170		$ 176,692

[1]	Some figures in the performance by operating segment disclosure for the year ended as of December 31, 2017 disclosed in the Bank’s annual report in 2017 have been changed due to an impact at the disaggregation level in the process of adopting IFRS 15. See adoption of new accounting standards in Note 32 Impacts on application of new standards.
[2]	Some figures in the performance by operating segment disclosure for the year ended as of December 31, 2016 disclosed in the Bank’s annual report in 2016 have been changed due to an impact at the disaggregation level in the process of adopting IFRS 15. See adoption of new accounting standards in Note 32 Impacts on application of new standards.
[3]	Dividends received from equity investments at fair value through profit or loss as of 31, December of 2018, 2017 and 2016 amount COP 54,477, COP 20,297 and COP 30,468, respectively. Dividends from equity investments at fair value through OCI amount COP 13,105, COP 11,951 and COP 9,317, respectively. As of December 31, 2018, 2017 and 2016, the amount includes dividends of investments derecognised for COP 950, COP 1,556 and COP 1,638, respectively.
[4]	As of December 31, 2018, there is a profit on capital investments due to the increase in fair value in the portfolio measured at fair value through the profit or loss maintained by Banagricola S.A.
[5]	For further information, see note 7 investments in associates and joint ventures